Subsequent Events (Details) - USD ($) shares in Millions	2 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Feb. 25, 2015	Dec. 31, 2014	Jun. 30, 2012	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Aug. 06, 2014	Sep. 30, 2012	Sep. 30, 2011
Subsequent Event [Line Items]
Number of shares repurchased		1.4	3.1	6.3		7.3		6.5
Purchase of treasury stock value		$ 372,800,000	$ 500,000,000	$ 1,600,000,000	$ 1,923,700,000	$ 1,449,300,000	$ 500,000,000	$ 1,000,000,000
Maximum amount up to which company common stock is authorized to be repurchased									$ 1,000,000,000.0	$ 3,000,000,000	$ 1,500,000,000
Subsequent Event
Subsequent Event [Line Items]
Number of shares repurchased	0.4
Purchase of treasury stock value	$ 127,200,000
Total shares repurchased under program	1.8
Aggregate expenditure for repurchased stock	$ 500,000,000